Prospectus Supplement	October 14, 2014

Putnam Global Technology Fund Prospectus dated December 30, 2013

The sub-section Your fund’s management in the section Fund summaries and the sub-section The fund’s investment manager in the section Who oversees and manages the fund? are supplemented to reflect that the fund’s portfolio managers are now Neil Desai and Di Yao.

Mr. Desai, who joined the fund in October 2014, has been employed by Putnam Management as an Analyst since 2012. From 2009 through 2012, he was employed by Crosslink Capital as a Partner.

Additional information regarding Mr. Yao, including his business experience during the last five years, is set forth in the prospectus.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	October 14, 2014

Putnam Global Technology Fund
Statement of Additional Information dated December 30, 2013

The sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio managers are now Neil Desai and Di Yao. These sub-sections are also supplemented with regards solely to Mr. Desai as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of August 31, 2014. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool assets		account programs and single-
Portfolio	Other SEC-registered open-end		from more than one client		sponsor defined contribution
manager	and closed-end funds				plan offerings)

	Number of		Number of		Number of
	accounts		accounts		accounts
		Assets		Assets		Assets

Neil Desai	6	$119,200,000	0	0	1	$1,300,000

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of August 31, 2014, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned

Neil Desai	$0

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